Financial Assets and Financial Liabilities (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Financial Assets and Financial Liabilities [Line Items]
Fair value of current and non-current financial assets	€ 55,700,000
Current and non-current financial assets		€ 86,600,000
Trade and other payables	8,544,902	€ 14,716,441
Bottom of Range [Member]
Financial Assets and Financial Liabilities [Line Items]
Current and non-current financial assets	30,500,000
Trade and other payables	6,200,000
Top of Range [Member]
Financial Assets and Financial Liabilities [Line Items]
Current and non-current financial assets	56,100,000
Trade and other payables	€ 8,500,000